Shareholders' Equity - Summary of Shareholders' Equity (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 23, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [Line Items]
Beginning balance		21,938,397	21,348,873
Issuance of preferred A shares			325,000
Issuance of shares - IPO		6,450,000
Issuance of shares - PIPE		7,500,000
Issuance of shares - Incentive Plan		454,548
Issuance of non-voting shares to employees			264,524
Issuance of preferred A shares, value		$ 96,750
Issuance of shares - PIPE, value		60,000
Issuance of shares - Incentive Plan, value		36
Share issuance costs		$ (11,964)	$ (33)	$ (1,433)
Offset of accumulated losses with share premium	$ (30,600)
Ending balance		36,342,945	21,938,397	21,348,873
Share capital [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance		$ 1,740	$ 1,694
Issuance of preferred A shares, value		496	26
Issuance of shares - IPO- value		496
Issuance of shares - PIPE, value		592
Issuance of shares - Incentive Plan, value		36
Share issuance costs		0	0	$ 0
Issuance of non-voting shares to employees, value			20
Equity, ending balance		2,864	1,740	1,694
Share premium [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance		71,966	99,597
Issuance of preferred A shares, value		96,254	2,366
Issuance of shares - IPO- value		96,254
Issuance of shares - PIPE, value		59,408
Issuance of shares - Incentive Plan, value		3,671
Share issuance costs		(11,964)	(33)	(1,433)
Issuance of non-voting shares to employees, value			675
Offset of accumulated losses with share premium			(30,639)
Equity, ending balance		219,335	71,966	99,597
Total [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance		73,706	101,291
Issuance of preferred A shares, value			2,392
Issuance of shares - IPO- value		96,750
Issuance of shares - PIPE, value		60,000
Issuance of shares - Incentive Plan, value		3,707
Share issuance costs		(11,964)	(33)
Issuance of non-voting shares to employees, value			695
Offset of accumulated losses with share premium			(30,639)
Equity, ending balance		$ 222,199	$ 73,706	$ 101,291
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		2,215,434	2,215,434
Conversion of preferred and non-voting shares		19,722,963
Issuance of shares - IPO		6,450,000
Issuance of shares - PIPE		7,500,000
Issuance of shares - Incentive Plan		454,548
Ending balance		36,342,945	2,215,434	2,215,434
Preferred A shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		8,031,777	7,706,777
Conversion of preferred and non-voting shares		(8,031,777)
Issuance of preferred A shares			325,000
Ending balance			8,031,777	7,706,777
Preferred B shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		11,079,549	11,079,549
Conversion of preferred and non-voting shares		(11,079,549)
Ending balance			11,079,549	11,079,549
Non voting shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		611,637	347,113
Conversion of preferred and non-voting shares		(611,637)
Issuance of non-voting shares to employees			264,524
Ending balance			611,637	347,113